Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The HRCC approves and grants our regular annual equity awards, including any annual stock option awards, on the date of the HRCC's February meeting, which is generally scheduled at least 18 months in advance and is held following the public release of our annual earnings results. Neither the Board nor the HRCC takes any material non-public information into account when determining the timing or terms of such awards. The grant date is never selected or changed to increase the value of stock options or other equity awards for executives. The Company does not time the disclosure of any material non-public information for the purpose of affecting the value of executive compensation.
The following table contains information required by Item 402(x)(2) of Regulation S-K regarding stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K. The Company did not grant any stock options to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that disclosed material nonpublic information.

Award Timing Method
Timing of Awards
The HRCC approves and grants our regular annual equity awards, including any annual stock option awards, on the date of the HRCC's February meeting, which is generally scheduled at least 18 months in advance and is held following the public release of our annual earnings results. Neither the Board nor the HRCC takes any material non-public information into account when determining the timing or terms of such awards. The grant date is never selected or changed to increase the value of stock options or other equity awards for executives. The Company does not time the disclosure of any material non-public information for the purpose of affecting the value of executive compensation.
The following table contains information required by Item 402(x)(2) of Regulation S-K regarding stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K. The Company did not grant any stock options to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that disclosed material nonpublic information.

Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award (#) (a)	Exercise price of the award ($/Sh) (b)	Grant date fair value of the award ($) (c)
Percentage change in the closing market price
of the securities underlying the award between
the trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Mr. David S. Regnery	2/4/2025	58,110	355.49	5,700,010	<1%
Mr. Christopher J. Kuehn	2/4/2025	12,820	355.49	1,257,514	<1%
Mr. Donald E. Simmons	2/4/2025	6,895	355.49	676,331	<1%
Dr. Mauro J. Atalla	2/4/2025	6,514	355.49	638,958	<1%
(a)The amounts in this column reflect the stock option awards.
(b)Stock options were granted under the 2018 Plan, which requires options to be granted at an exercise price equal to or greater than the fair market value of the Company’s ordinary shares on the date of grant. The fair market value is defined in the 2018 Plan as the closing price of the Company’s ordinary shares listed on the NYSE on the grant date.
(c)Amounts in this column include the grant date fair value of the equity awards calculated in accordance with ASC 718. The Company cautions that the actual amount ultimately realized by each NEO from the stock option awards will likely vary based on a number of factors, including stock price fluctuations, differences from the valuation assumptions used and timing of exercise or applicable vesting. For a description of the assumptions made in valuing the equity awards see Note 14, “Share-Based Compensation” to the Company’s consolidated financial statements contained in its 2025 Form 10-K.